Fair value measurements - Recurring fair value measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Assets	$ 365,873	$ 377,348
Recurring fair value measurements | Current investments
Disclosure of fair value measurement of assets [line items]
Assets	6,133	9,475
Recurring fair value measurements | Current investments | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	1,790	5,101
Recurring fair value measurements | Current investments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	2,188	2,110
Recurring fair value measurements | Current investments | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	2,155	2,264
Recurring fair value measurements | Public equities and share purchase warrants
Disclosure of fair value measurement of assets [line items]
Assets	4,113	6,751
Recurring fair value measurements | Public equities and share purchase warrants | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	1,790	5,101
Recurring fair value measurements | Public equities and share purchase warrants | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	2,188	1,379
Recurring fair value measurements | Public equities and share purchase warrants | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	135	271
Recurring fair value measurements | Private holdings
Disclosure of fair value measurement of assets [line items]
Assets	2,020	1,993
Recurring fair value measurements | Private holdings | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Private holdings | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Private holdings | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	2,020	1,993
Recurring fair value measurements | Fixed income securities
Disclosure of fair value measurement of assets [line items]
Assets		731
Recurring fair value measurements | Fixed income securities | Level 1
Disclosure of fair value measurement of assets [line items]
Assets		0
Recurring fair value measurements | Fixed income securities | Level 2
Disclosure of fair value measurement of assets [line items]
Assets		731
Recurring fair value measurements | Fixed income securities | Level 3
Disclosure of fair value measurement of assets [line items]
Assets		0
Recurring fair value measurements | Total Co-investments
Disclosure of fair value measurement of assets [line items]
Assets	68,765	82,467
Recurring fair value measurements | Total Co-investments | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Total Co-investments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	68,765	76,026
Recurring fair value measurements | Total Co-investments | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0	6,441
Recurring fair value measurements | Co-investments in funds
Disclosure of fair value measurement of assets [line items]
Assets	68,765	82,467
Recurring fair value measurements | Co-investments in funds | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Co-investments in funds | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	68,765	76,026
Recurring fair value measurements | Co-investments in funds | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0	6,441
Recurring fair value measurements | Total Other assets
Disclosure of fair value measurement of assets [line items]
Assets	7,060	11,518
Recurring fair value measurements | Total Other assets | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Total Other assets | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Total Other assets | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	7,060	11,518
Recurring fair value measurements | Digital gold strategies
Disclosure of fair value measurement of assets [line items]
Assets	7,060
Recurring fair value measurements | Digital gold strategies | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Digital gold strategies | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Digital gold strategies | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	$ 7,060	$ 11,518